Structured Entities (Tables)	12 Months Ended
Oct. 31, 2018
Summary of Carrying Amount and Fair Value of Transferred Assets That Did Not Qualify for Derecognition and Associated Liabilities

The following table presents the carrying amount and fair value of transferred assets that did not qualify for derecognition and the associated liabilities:

(Canadian $ in millions)		2018		2017
	Carrying amount of assets (1)	Carrying amount of associated liabilities	Carrying amount of assets (1)	Carrying amount of associated liabilities
Residential mortgages	5,569		4,797
Other related assets (2)	11,640		12,091
Total (3)	17,209	16,925	16,888	16,621

(1)	Carrying amount of loans is net of allowance.
(2)

Other related assets represent payments received on account of loans pledged under securitization programs that have not yet been applied against the associated liabilities. The payments received are held on behalf of the investors in the securitization vehicles until principal payments are required to be made on the associated liabilities. In order to compare all assets supporting the associated liabilities, this amount is added to the carrying amount of the securitized assets in the table above.

(3)	The fair values of assets and associated liabilities are $17,105 million and $16,763 million, respectively, as at October 31, 2018 ($16,847 million and $16,746 million, respectively, in 2017).

Summary of Unconsolidated Structured Entities

The table below presents amounts related to our interests in unconsolidated SEs:

(Canadian $ in millions)			2018			2017
	Capital vehicles	Canadian customer securitization vehicles (1)	Structured finance vehicles	Capital vehicles	Canadian customer securitization vehicles (1)	Structured finance vehicles
Interests recorded on the balance sheet
Cash and cash equivalents	118	53	–	8	50	–
Trading securities	–	12	–	–	6	209
FVTPL securities	–	582	–	na	na	na
FVOCI securities	2	242	–	na	na	na
Available-for-sale securities	na	na	na	2	725	–
Loans	7	–	–	7	–	–
Other	3	13	–	–	6	–
	130	902	–	17	787	209
Deposits	570	53	–	460	50	146
Derivatives	–	–	–	–	–	63
Other	17	–	–	16	–	–
	587	53	–	476	50	209
Exposure to loss (2)	28	7,135	–	57	6,425	209

Total assets of the entities	587	5,033	–	476	4,592	209

(1)

Securities held that are issued by our Canadian customer securitization vehicles are comprised of asset-backed commercial paper and are classified as trading securities, FVTPL securities and FVOCI securities (trading securities and available-for-sale securities in 2017 under IAS 39). All assets held by these vehicles relate to assets in Canada.

(2)	Exposure to loss represents securities held, undrawn liquidity facilities, total committed amounts of the BMO funded vehicle, derivative assets and loans.

na – not applicable due to IFRS 9 adoption.

Consolidated structured entities [member]
Summary of Carrying Amount and Fair Value of Transferred Assets That Did Not Qualify for Derecognition and Associated Liabilities

The following table presents the carrying amount and fair value of transferred assets that did not qualify for derecognition and the associated liabilities issued by our bank securitization vehicles:

(Canadian $ in millions)		2018		2017
	Carrying amount of assets (1)	Carrying amount of associated liabilities	Carrying amount of assets (1)	Carrying amount of associated liabilities
Credit card receivables	7,246	5,096	7,058	4,115
Consumer instalment and other personal (2)	6,827	3,083	5,699	2,295
Total (3)	14,073	8,179	12,757	6,410

(1)	Carrying amount of loans is net of allowance.
(2)	Includes Canadian real estate lines of credit and Canadian auto loans.
(3)	The fair values of assets and associated liabilities are $14,045 million and $8,134 million, respectively, as at October 31, 2018 ($12,753 million and $6,403 million, respectively, in 2017).

Certain comparative figures have been reclassified to conform with the current year’s presentation.